Nature of Operations - Additional Information (Detail) - Eagle Captive Reinsurance LLC [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Nature Of Operations [Line Items]
Proceeds from surplus contributions by parent	$ 50
Percentage of third party reinsurance liability	100.00%